Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income (loss)	$ (1,509)	$ 428	$ (200)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Gain on remeasurement of pipeline equity interests	(9)	(128)
Provision for asset write-downs and other matters	2,898	109	699
Depreciation, depletion and amortization	410	497	521
Deferred income tax expense (benefit)	(1,165)	110	54
Payments less than (in excess of) expense for retirement plans	(8)	(130)	32
Changes in working capital pertaining to operating activities:
Accounts and notes receivable	(392)	(390)	(705)
Inventories	(212)	82	113
Accounts payable and accrued liabilities	178	641	676
Income tax refund receivable and taxes payable	(35)	294	(525)
Other	(6)	12	(3)
Net cash provided by operating activities	137	1,694	548
Cash Flows from Investing Activities:
Capital expenditures	(723)	(772)	(899)
Acquisitions (Note 2)	(419)	(268)	(50)
Proceeds from divestments:
Other	(13)	(5)	(2)
Net cash used in investing activities	(98)	(647)	(585)
Cash Flows from Financing Activities:
Net proceeds from (repayments of) short-term borrowings	(12)	(282)	74
Net borrowings from money market notes (Note 16)	213
Expenses related to SunCoke Energy, Inc. initial public offering (Note 16)	(21)
Net proceeds from issuance of long-term debt	1,834	1,144	1,059
Repayments of long-term debt	(741)	(894)	(835)
Net proceeds from sale/issuance of Sunoco Logistics Partners L.P. limited partnership units (Note 16)		289	110
Purchase of noncontrolling interest in Indiana Harbor cokemaking operations	(34)
Cash distributions to noncontrolling interests	(122)	(123)	(94)
Cash dividend payments	(71)	(73)	(140)
Purchase of common stock for treasury	(500)
Other	(6)
Net cash provided by financing activities	540	61	174
Net increase in cash and cash equivalents	579	1,108	137
Cash and cash equivalents at beginning of period	1,485	377	240
Cash and cash equivalents at end of period	2,064	1,485	377
Chemicals [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Gain) loss on divestment of discontinued operations	(13)	169
Proceeds from divestments:
Proceeds from divestments	181	348
Tulsa Refinery And Related Inventory [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Gain) loss on divestment of discontinued operations			(70)
Proceeds from divestments:
Proceeds from divestments			157
Retail Heating Oil And Propane Distribution Business [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Gain) loss on divestment of discontinued operations			(44)
Proceeds from divestments:
Proceeds from divestments			83
Toledo Refinery And Related Inventory [Member]
Proceeds from divestments:
Proceeds from divestments	855
Other [Member]
Proceeds from divestments:
Proceeds from divestments	$ 21	$ 50	$ 126